COMMITMENTS (Tables)	12 Months Ended
Dec. 29, 2012
COMMITMENTS
Minimum annual rental commitments on operating leases

Year	(In millions)

2013	$66.2
2014	42.5
2015	31.4
2016	20.2
2017	12.4
2018 and thereafter	38.4

Total minimum lease payments	$211.1